Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Fixed Maturity and Equity Securities Available-for-Sale
The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities (“CMBS”) and ABS.

	December 31, 2015					December 31, 2014
	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value
		Gains	Temporary Losses	OTTI Losses			Gains	Temporary Losses	OTTI Losses
					(In millions)
Fixed maturity securities
U.S. corporate	$59,305	$3,763	$1,511	$—	$61,557	$59,532	$6,246	$421	$—	$65,357
U.S. Treasury and agency	36,183	3,638	128	—	39,693	34,391	4,698	19	—	39,070
Foreign corporate	27,218	1,005	1,427	1	26,795	28,395	1,934	511	—	29,818
RMBS	23,195	1,008	252	36	23,915	26,893	1,493	157	66	28,163
State and political subdivision	6,070	935	29	2	6,974	5,329	1,197	6	—	6,520
CMBS	6,547	114	82	—	6,579	7,705	241	33	—	7,913
ABS	6,665	40	138	—	6,567	8,206	102	82	—	8,226
Foreign government	3,178	536	108	—	3,606	3,153	761	70	—	3,844
Total fixed maturity securities	$168,361	$11,039	$3,675	$39	$175,686	$173,604	$16,672	$1,299	$66	$188,911
Equity securities
Common stock	$1,298	$46	$101	$—	$1,243	$1,236	$142	$26	$—	$1,352
Non-redeemable preferred stock	687	59	40	—	706	690	53	30	—	713
Total equity securities	$1,985	$105	$141	$—	$1,949	$1,926	$195	$56	$—	$2,065

Available-for-sale fixed maturity securities contractual maturity date
The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2015:

	Due in One Year or Less	Due After One Year Through Five Years	Due After Five Years Through Ten Years	Due After Ten Years	Structured Securities	Total Fixed Maturity Securities
	(In millions)
Amortized cost	$6,323	$38,390	$34,613	$52,628	$36,407	$168,361
Estimated fair value	$6,252	$39,432	$35,000	$57,941	$37,061	$175,686

Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

	December 31, 2015				December 31, 2014
	Less than 12 Months		Equal to or Greater than 12 Months		Less than 12 Months		Equal to or Greater than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(In millions, except number of securities)
Fixed maturity securities
U.S. corporate	$17,480	$1,078	$2,469	$433	$8,950	$260	$2,251	$161
U.S. Treasury and agency	11,683	125	248	3	3,933	6	982	13
Foreign corporate	8,823	669	4,049	759	7,052	397	1,165	114
RMBS	6,065	158	1,769	130	3,141	63	1,900	160
State and political subdivision	767	26	15	5	26	—	76	6
CMBS	2,266	42	509	40	772	20	461	13
ABS	3,211	54	1,817	84	3,147	45	732	37
Foreign government	961	91	87	17	327	32	265	38
Total fixed maturity securities	$51,256	$2,243	$10,963	$1,471	$27,348	$823	$7,832	$542
Equity securities
Common stock	$182	$99	$19	$2	$98	$26	$1	$—
Non-redeemable preferred stock	56	2	132	38	32	—	139	30
Total equity securities	$238	$101	$151	$40	$130	$26	$140	$30
Total number of securities in an unrealized loss position	4,167		807		1,997		642

Disclosure of Mortgage Loans Net of Valuation Allowance
Mortgage loans are summarized as follows at:

	December 31,
	2015		2014
	Carrying Value	% of Total	Carrying Value	% of Total
	(In millions)		(In millions)
Mortgage loans
Commercial	$33,440	62.3%	$32,482	66.2%
Agricultural	11,663	21.7	11,033	22.5
Residential	8,562	15.9	5,494	11.2
Subtotal	53,665	99.9	49,009	99.9
Valuation allowances	(257)	(0.5)	(258)	(0.5)
Subtotal mortgage loans, net	53,408	99.4	48,751	99.4
Residential — FVO	314	0.6	308	0.6
Total mortgage loans, net	$53,722	100.0%	$49,059	100.0%

Allowance for Loan and Lease Losses, Provision for Loss, Net
The changes in the valuation allowance, by portfolio segment, were as follows:

	Commercial	Agricultural	Residential	Total
	(In millions)
Balance at January 1, 2013	$256	$48	$—	$304
Provision (release)	(43)	3	19	(21)
Charge-offs, net of recoveries	—	(11)	—	(11)
Balance at December 31, 2013	213	40	19	272
Provision (release)	(8)	(4)	27	15
Charge-offs, net of recoveries	(23)	(1)	(5)	(29)
Balance at December 31, 2014	182	35	41	258
Provision (release)	2	2	30	34
Charge-offs, net of recoveries	(19)	—	(16)	(35)
Balance at December 31, 2015	$165	$37	$55	$257

Schedule of Financing Receivables, Non Accrual Status
The past due and accrual status of mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

	Past Due		Nonaccrual Status
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(In millions)
Commercial	$—	$—	$—	$75
Agricultural	103	1	46	41
Residential	301	149	301	149
Total	$404	$150	$347	$265

Investment in leveraged leases
Investment in leveraged and direct financing leases consisted of the following at:

	December 31,
	2015		2014
	Leveraged Leases	Direct Financing Leases	Leveraged Leases	Direct Financing Leases
	(In millions)
Rental receivables, net	$1,238	$376	$1,320	$406
Estimated residual values	755	57	827	57
Subtotal	1,993	433	2,147	463
Unearned income	(615)	(159)	(686)	(178)
Investment in leases, net of non-recourse debt	$1,378	$274	$1,461	$285

Net income from investment in leveraged leases
The components of income from investments in leveraged and direct financing leases, excluding net investment gains (losses), were as follows:

	Years Ended December 31,
	2015		2014		2013
	Leveraged Leases	Direct Financing Leases	Leveraged Leases	Direct Financing Leases	Leveraged Leases	Direct Financing Leases
	(In millions)
Income from investment in leases	$48	$20	$51	$19	$60	$17
Less: Income tax expense on leases	17	7	18	7	21	6
Investment income after income tax	$31	$13	$33	$12	$39	$11

Components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss)
The components of net unrealized investment gains (losses), included in AOCI, were as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Fixed maturity securities	$7,331	$15,374	$8,521
Fixed maturity securities with noncredit OTTI losses in AOCI	(39)	(66)	(149)
Total fixed maturity securities	7,292	15,308	8,372
Equity securities	27	173	83
Derivatives	2,208	1,649	361
Other	137	87	5
Subtotal	9,664	17,217	8,821
Amounts allocated from:
Future policy benefits	(7)	(1,964)	(610)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	—	(3)	5
DAC, VOBA and DSI	(572)	(918)	(721)
Policyholder dividend obligation	(1,783)	(3,155)	(1,771)
Subtotal	(2,362)	(6,040)	(3,097)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	14	25	51
Deferred income tax benefit (expense)	(2,542)	(3,928)	(2,070)
Net unrealized investment gains (losses)	4,774	7,274	3,705
Net unrealized investment gains (losses) attributable to noncontrolling interests	(1)	(1)	(1)
Net unrealized investment gains (losses) attributable to Metropolitan Life Insurance Company	$4,773	$7,273	$3,704
The changes in net unrealized investment gains (losses) were as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Balance at January 1,	$7,273	$3,704	$6,339
Fixed maturity securities on which noncredit OTTI losses have been recognized	27	83	107
Unrealized investment gains (losses) during the year	(7,580)	8,313	(11,205)
Unrealized investment gains (losses) relating to:
Future policy benefits	1,957	(1,354)	4,510
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	3	(8)	(7)
DAC, VOBA and DSI	346	(197)	510
Policyholder dividend obligation	1,372	(1,384)	2,057
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	(11)	(26)	(35)
Deferred income tax benefit (expense)	1,386	(1,858)	1,428
Net unrealized investment gains (losses)	4,773	7,273	3,704
Net unrealized investment gains (losses) attributable to noncontrolling interests	—	—	—
Balance at December 31,	$4,773	$7,273	$3,704
Change in net unrealized investment gains (losses)	$(2,500)	$3,569	$(2,635)
Change in net unrealized investment gains (losses) attributable to noncontrolling interests	—	—	—
Change in net unrealized investment gains (losses) attributable to Metropolitan Life Insurance Company	$(2,500)	$3,569	$(2,635)

Other than temporary impairment, credit losses recognized earnings
The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

	Years Ended December 31,
	2015	2014
	(In millions)
Balance at January 1,	$(66)	$(149)
Noncredit OTTI losses and subsequent changes recognized	5	10
Securities sold with previous noncredit OTTI loss	105	41
Subsequent changes in estimated fair value	(83)	32
Balance at December 31,	$(39)	$(66)

Securities Lending
Elements of the securities lending program are presented below at:

	December 31,
	2015	2014
	(In millions)
Securities on loan: (1)
Amortized cost	$16,257	$19,099
Estimated fair value	$17,700	$21,185
Cash collateral on deposit from counterparties (2)	$18,053	$21,635
Security collateral on deposit from counterparties (3)	$22	$19
Reinvestment portfolio — estimated fair value	$18,138	$22,046
______________

(1)	Included within fixed maturity securities and short-term investments.

(2)	Included within payables for collateral under securities loaned and other transactions.

(3)	Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.
The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

	December 31, 2015
	Remaining Tenor of Securities Lending Agreements
	Open (1)	1 Month or Less	1 to 6 Months	Total	% of Total
	(In millions)
Cash collateral liability by loaned security type
U.S. Treasury and agency	$6,260	$7,421	$4,303	$17,984	99.6%
U.S. corporate	1	41	—	42	0.3
Agency RMBS	—	6	21	27	0.1
Foreign corporate	—	—	—	—	—
Foreign government	—	—	—	—	—
Total	$6,261	$7,468	$4,324	$18,053	100.0%

	December 31, 2014
	Remaining Tenor of Securities Lending Agreements
	Open (1)	1 Month or Less	1 to 6 Months	Total	% of Total
	(In millions)
Cash collateral liability by loaned security type
U.S. Treasury and agency	$7,346	$7,401	$3,912	$18,659	86.2%
U.S. corporate	109	148	—	257	1.2
Agency RMBS	—	387	2,015	2,402	11.1
Foreign corporate	152	89	—	241	1.1
Foreign government	22	54	—	76	0.4
Total	$7,629	$8,079	$5,927	$21,635	100.0%
______________

(1)	The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral
The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. (“Farmer Mac”). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

	Liability		Collateral
	December 31,
	2015	2014	2015		2014
	(In millions)
FHLB of NY (1)	$12,570	$12,570	$14,085	(2)	$15,255	(2)
Farmer Mac (3)	$2,550	$2,550	$2,643		$2,932
FHLB of Des Moines (1)	$750	$1,000	$851	(2)	$1,141	(2)
______________

(1)
Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities (“RMBS”), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank’s recovery on the collateral is limited to the amount of the Company’s liability to such FHLBank.

(2)	Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)
Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

	December 31,
	2015	2014
	(In millions)
Invested assets on deposit (regulatory deposits)	$1,245	$1,421
Invested assets pledged as collateral (1)	19,011	20,712
Total invested assets on deposit and pledged as collateral	$20,256	$22,133
______________

(1)	The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4), and derivative transactions (see Note 9).

Purchased credit impaired investments, by invested asset class, held
The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

	Years Ended December 31,
	2015	2014
	(In millions)
Contractually required payments (including interest)	$1,401	$820
Cash flows expected to be collected (1)	$1,222	$644
Fair value of investments acquired	$905	$433
______________

(1)	Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.
The following table presents activity for the accretable yield on PCI fixed maturity securities for:

	Years Ended December 31,
	2015	2014
	(In millions)
Accretable yield, January 1,	$1,883	$2,431
Investments purchased	317	211
Accretion recognized in earnings	(276)	(217)
Disposals	(48)	(47)
Reclassification (to) from nonaccretable difference	(92)	(495)
Accretable yield, December 31,	$1,784	$1,883
The Company’s PCI fixed maturity securities were as follows at:

	December 31,
	2015	2014
	(In millions)
Outstanding principal and interest balance (1)	$5,139	$4,614
Carrying value (2)	$3,937	$3,651
______________

(1)	Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)	Estimated fair value plus accrued interest.

The Components of Net Investment Income
The components of net investment income were as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Investment income:
Fixed maturity securities	$7,930	$8,260	$8,279
Equity securities	91	86	78
Trading and FVO securities — Actively traded and FVO general account securities (1)	(15)	23	43
Mortgage loans	2,514	2,378	2,405
Policy loans	435	448	440
Real estate and real estate joint ventures	743	725	699
Other limited partnership interests	519	721	633
Cash, cash equivalents and short-term investments	25	26	32
Operating joint venture	9	2	(4)
Other	202	61	21
Subtotal	12,453	12,730	12,626
Less: Investment expenses	876	838	844
Subtotal, net	11,577	11,892	11,782
FVO CSEs — interest income:
Securities	—	1	3
Subtotal	—	1	3
Net investment income	$11,577	$11,893	$11,785
______________

(1)
Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were ($18) million, ($14) million and $4 million for the years ended December 31, 2015, 2014 and 2013, respectively.

The components of net investment gains (losses)
The components of net investment gains (losses) were as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized — by sector and industry:
U.S. and foreign corporate securities — by industry:
Consumer	$(21)	$(6)	$(12)
Utility	(15)	—	(48)
Finance	—	—	(4)
Communications	—	—	(2)
Total U.S. and foreign corporate securities	(36)	(6)	(66)
RMBS	(17)	(20)	(62)
State and political subdivision	(1)	—	—
OTTI losses on fixed maturity securities recognized in earnings	(54)	(26)	(128)
Fixed maturity securities — net gains (losses) on sales and disposals	(114)	(99)	177
Total gains (losses) on fixed maturity securities	(168)	(125)	49
Total gains (losses) on equity securities:
Total OTTI losses recognized — by sector:
Common stock	(37)	(5)	(2)
Non-redeemable preferred stock	—	(16)	(17)
OTTI losses on equity securities recognized in earnings	(37)	(21)	(19)
Equity securities — net gains (losses) on sales and disposals	—	42	6
Total gains (losses) on equity securities	(37)	21	(13)
Trading and FVO securities — FVO general account securities	—	1	11
Mortgage loans	(90)	(36)	31
Real estate and real estate joint ventures	430	252	(15)
Other limited partnership interests	(66)	(69)	(41)
Other	(18)	(108)	5
Subtotal	51	(64)	27
FVO CSEs:
Securities	—	—	2
Long-term debt — related to securities	—	(1)	(2)
Non-investment portfolio gains (losses)	208	208	21
Subtotal	208	207	21
Total net investment gains (losses)	$259	$143	$48

Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains and losses
Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	Fixed Maturity Securities			Equity Securities
	(In millions)
Proceeds	$60,957	$44,906	$45,538	$105	$128	$144
Gross investment gains	$584	$260	$556	$28	$46	$25
Gross investment losses	(698)	(359)	(379)	(28)	(4)	(19)
OTTI losses	(54)	(26)	(128)	(37)	(21)	(19)
Net investment gains (losses)	$(168)	$(125)	$49	$(37)	$21	$(13)

Rollforward of the Cumulative Credit Loss Component of OTTI income (loss)
The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

	Years Ended December 31,
	2015	2014
	(In millions)
Balance at January 1,	$263	$277
Additions:
Initial impairments — credit loss OTTI on securities not previously impaired	14	1
Additional impairments — credit loss OTTI on securities previously impaired	15	15
Reductions:
Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI	(102)	(30)
Increase in cash flows — accretion of previous credit loss OTTI	(2)	—
Balance at December 31,	$188	$263

Schedule of Invested Assets Transferred To and From Affiliates
The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Estimated fair value of invested assets transferred to affiliates	$1,003	$97	$781
Amortized cost of invested assets transferred to affiliates	$941	$89	$688
Net investment gains (losses) recognized on transfers	$62	$8	$93
Estimated fair value of invested assets transferred from affiliates	$237	$882	$882

Mortgage Loans on Real Estate [Line Items]
Disclosure Of Mortgage Loans Held For Investment And Valuation Allowances By Method Of Evaluation Of Credit Loss [Table Text Block]
Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

	Evaluated Individually for Credit Losses					Evaluated Collectively for Credit Losses		Impaired Loans
	Impaired Loans with a Valuation Allowance			Impaired Loans without a Valuation Allowance
	Unpaid Principal Balance	Recorded Investment	Valuation Allowances	Unpaid Principal Balance	Recorded Investment	Recorded Investment	Valuation Allowances	Carrying Value	Average Recorded Investment
	(In millions)
December 31, 2015
Commercial	$—	$—	$—	$57	$57	$33,383	$165	$57	$120
Agricultural	45	43	3	22	21	11,599	34	61	60
Residential	—	—	—	141	131	8,431	55	131	84
Total	$45	$43	$3	$220	$209	$53,413	$254	$249	$264
December 31, 2014
Commercial	$75	$75	$24	$84	$84	$32,323	$158	$135	$298
Agricultural	47	45	2	14	13	10,975	33	56	76
Residential	—	—	—	40	37	5,457	41	37	17
Total	$122	$120	$26	$138	$134	$48,755	$232	$228	$391

Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company’s obligation to the VIEs is limited to the amount of its committed investment.
The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2015 and 2014.

	December 31,
	2015		2014
	Total Assets	Total Liabilities	Total Assets	Total Liabilities
	(In millions)
Fixed maturity securities (1)	$104	$50	$163	$78
Other investments (2)	89	13	121	30
Total	$193	$63	$284	$108
______________

(1)
The Company consolidates certain fixed maturity securities purchased in an investment structure which was partially funded with affiliated long-term debt. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was $2 million for each of the years ended December 31, 2015, 2014 and 2013.

(2)
Other investments is comprised of other invested assets, other limited partnership interests, CSEs reported within FVO securities and real estate joint ventures. The Company consolidates CSEs which are entities that are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company’s exposure was limited to that of its remaining investment in these entities of less than $1 million at estimated fair value at both December 31, 2015 and 2014. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was less than $1 million, $1 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

	December 31,
	2015		2014
	Carrying Amount	Maximum Exposure to Loss (1)	Carrying Amount	Maximum Exposure to Loss (1)
	(In millions)
Fixed maturity securities AFS:
Structured securities (RMBS, CMBS and ABS) (2)	$37,061	$37,061	$44,302	$44,302
U.S. and foreign corporate	1,593	1,593	1,919	1,919
Other limited partnership interests	2,874	3,672	3,722	4,833
Other invested assets	1,564	2,116	1,683	2,003
Real estate joint ventures	31	44	52	74
Total	$43,123	$44,486	$51,678	$53,131
______________

(1)
The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company’s return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $179 million and $212 million at December 31, 2015 and 2014, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)	For these variable interests, the Company’s involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

Commercial
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories
The credit quality of commercial mortgage loans was as follows at:

	Recorded Investment					Estimated Fair Value	% of Total
	Debt Service Coverage Ratios			Total	% of Total
	> 1.20x	1.00x - 1.20x	< 1.00x
	(In millions)					(In millions)
December 31, 2015
Loan-to-value ratios
Less than 65%	$28,828	$909	$408	$30,145	90.2%	$30,996	90.5%
65% to 75%	2,550	138	61	2,749	8.2	2,730	8.0
76% to 80%	—	—	—	—	—	—	—
Greater than 80%	208	115	223	546	1.6	519	1.5
Total	$31,586	$1,162	$692	$33,440	100.0%	$34,245	100.0%
December 31, 2014
Loan-to-value ratios
Less than 65%	$26,810	$746	$761	$28,317	87.2%	$29,860	87.7%
65% to 75%	2,783	391	86	3,260	10.0	3,322	9.8
76% to 80%	109	—	8	117	0.4	121	0.3
Greater than 80%	384	256	148	788	2.4	736	2.2
Total	$30,086	$1,393	$1,003	$32,482	100.0%	$34,039	100.0%

Agricultural
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories
The credit quality of agricultural mortgage loans was as follows at:

	December 31,
	2015		2014
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(In millions)		(In millions)
Loan-to-value ratios
Less than 65%	$10,975	94.1%	$10,462	94.8%
65% to 75%	609	5.2	469	4.2
76% to 80%	21	0.2	17	0.2
Greater than 80%	58	0.5	85	0.8
Total	$11,663	100.0%	$11,033	100.0%

Residential
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories
The credit quality of residential mortgage loans was as follows at:

	December 31,
	2015		2014
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(In millions)		(In millions)
Performance indicators
Performing	$8,261	96.5%	$5,345	97.3%
Nonperforming	301	3.5	149	2.7
Total	$8,562	100.0%	$5,494	100.0%